Brown Advisory - WMC Strategic European Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Austria - 3.0%
Erste Group Bank AG	162,369	$17,540,042
Strabag SE	34,182	3,383,603
		20,923,645

Belgium - 4.0%
KBC Group NV	140,954	17,251,725
UCB SA	35,553	10,712,054
		27,963,779

Czech Republic - 0.2%
Komercni Banka AS	21,053	1,074,131

Denmark - 4.9%
DSV AS	60,052	14,503,054
Netcompany Group A/S (a)	127,585	7,822,428
Royal Unibrew AS	150,848	12,273,813
		34,599,295

Finland - 2.2%
Konecranes Oyj	319,607	10,489,779
Metso Corp. Oyj	165,520	2,868,525
Sampo Oyj	215,333	2,301,987
		15,660,291

France - 11.7%
Capgemini SE	91,696	10,820,040
Dassault Aviation SA	14,522	5,405,153
Elis SA	577,516	16,354,430
Publicis Groupe SA	241,344	19,976,021
SPIE SA	240,490	12,042,748
Technip Energies NV	399,124	16,866,088
		81,464,480

Germany - 13.4%
AlzChem Group AG	20,065	4,015,922
Beiersdorf AG	55,747	5,010,974
Bilfinger SE	79,859	9,246,936
Brenntag SE	319,413	21,636,585
Heidelberg Materials AG	59,337	12,522,333
IONOS Group SE (a)	234,350	6,868,392
RENK Group AG	163,820	9,791,846
Rheinmetall AG	4,785	8,071,311
United Internet AG	397,229	12,852,756
Vossloh AG	42,604	3,402,815
		93,419,870

Greece - 1.8%
Bank of Cyprus Holdings PLC	348,821	3,395,743
National Bank of Greece SA	588,007	9,083,508
		12,479,251

Ireland - 7.4%
AIB Group PLC	2,198,744	23,471,956
Bank of Ireland Group PLC	838,855	15,219,623
Permanent TSB Group Holdings PLC (a)	609,226	2,042,989
Ryanair Holdings PLC - ADR	93,784	5,420,715
Ryanair Holdings PLC	189,217	5,326,834
		51,482,117

Italy - 2.2%
DiaSorin SpA	61,505	4,309,237
Italgas SpA	978,255	11,395,735
		15,704,972

Netherlands - 2.1%
Koninklijke Heijmans NV	27,286	2,445,799
Magnum Ice Cream Co. NV (a)	819,811	12,043,781
		14,489,580

Portugal - 2.2%
Jeronimo Martins SGPS SA	638,283	15,262,282

Spain - 4.0%
Bankinter SA	968,507	15,338,685
Fluidra SA	352,945	8,187,002
Tecnicas Reunidas SA (a)	117,976	4,219,979
		27,745,666

Sweden - 3.6%
Alfa Laval AB	153,789	8,412,253
Assa Abloy AB - Class B	307,421	11,112,621
NOBA Bank Group AB (a)	65,233	567,060
Trelleborg AB - Class B	142,936	5,345,741
		25,437,675

Switzerland - 6.5%
Galderma Group AG	57,685	11,337,053
Helvetia Baloise Holding AG	42,637	11,034,891
Holcim AG	150,030	12,401,773
Implenia AG	11,414	899,342
Sulzer AG	48,028	10,068,865
		45,741,924

United Kingdom - 26.7%
BAE Systems PLC	407,141	11,936,691
Beazley PLC	494,002	8,346,794
British American Tobacco PLC	554,610	32,199,805
Bunzl PLC	669,018	20,140,958
Genus PLC	169,780	5,383,942
Haleon PLC	3,905,649	19,328,915
Hill & Smith PLC	119,098	3,338,554
IMI PLC	188,336	6,406,964
Next PLC	50,074	8,459,893
Rotork PLC	1,923,944	7,999,965
RS GROUP PLC	1,839,364	13,772,971
Savills PLC	196,352	2,141,493
Serco Group PLC	2,190,840	8,264,366
Smiths Group PLC	461,684	14,088,760
Unilever PLC	453,082	24,873,769
		186,683,840
TOTAL COMMON STOCKS (Cost $524,371,384)		670,132,798
PREFERRED STOCKS - 1.0%	Shares	Value
Germany - 1.0%
FUCHS SE	163,140	6,939,776
TOTAL PREFERRED STOCKS (Cost $6,912,811)		6,939,776

SHORT-TERM INVESTMENTS - 1.2%	Shares	Value
Money Market Funds - 1.2%
First American Government Obligations Fund - Class Z, 3.54% (b)	8,585,776	8,585,776
TOTAL SHORT-TERM INVESTMENTS (Cost $8,585,776)		8,585,776

TOTAL INVESTMENTS - 98.1% (Cost $539,869,971)		685,658,350
Other Assets in Excess of Liabilities - 1.9%		13,129,330
TOTAL NET ASSETS - 100.0%		$698,787,680

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt

PLC - Public Limited Company

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory - WMC Strategic European Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$27,870,355	$642,262,443	$–	$670,132,798
Preferred Stocks	–	6,939,776	–	6,939,776
Money Market Funds	8,585,776	–	–	8,585,776
Total Investments	$36,456,131	$649,202,219	$–	$685,658,350

Refer to the Schedule of Investments for further disaggregation of investment categories.